Advances to Suppliers, Net - Schedule of Advances to Suppliers, Net (Details) (Parenthetical)	6 Months Ended
	Mar. 31, 2020 USD ($)	Dec. 20, 2019 USD ($)	Dec. 20, 2019 CNY (¥)	Sep. 30, 2019 USD ($)
Advances to suppliers | $	$ 2,138,623	$ 1,400,000		$ 367,656
Construction materials description	The original scheduled purchase delivery was around March 15, 2020. However, due to the outbreak and impact of the COVID-19, the construction work of the manufacturing plant has been delayed and the supplier fully delivered the construction materials to the Company by September 2020.
RMB [Member]
Advances to suppliers | ¥			¥ 10,000,000